Fair value and fair value hierarchy of financial instruments - Summary of Significant Unobservable Inputs to Valuation of Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unlisted Equity Investment Investment D
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique		Multiple/EVA
Significant Unobservable input		Equity volatility
Range		75.29%
Sensitivity of Value to the input		5% increase/decrease in volatility results in decrease/increase in fair value by 0%/ 0%
Unlisted Equity Investment Investment E
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique		Multiple/EVA
Significant Unobservable input		Equity volatility
Range		48.52%
Sensitivity of Value to the input		5% increase/decrease in volatility results in decrease/increase in fair value by 1.3%/1.3%
Unlisted Equity Investment Investment H
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Net asset value method	Net asset value method
Significant Unobservable input	Net asset value	Net asset value
Sensitivity of Value to the input	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%	5% increase/decrease in net asset value results in increase/decrease in fair value by 5.0%/5.0%
Unlisted Equity Investment Investment I
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Multiple/EVA
Significant Unobservable input	Equity volatility
Range	69.60%
Sensitivity of Value to the input	5% increase/decrease in volatility results in decrease/increase in fair value by 0.0%/0.0%
Derivative financial liability
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique		Binomial option pricing model
Significant Unobservable input		Volatility
Range		46.21%
Sensitivity of Value to the input		5% increase/decrease in volatility results in increase/decrease in fair value by 0.07%/0.13%
Movie income right investments
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	Income approach
Significant Unobservable input	Discount rate
Sensitivity of Value to the input	5% increase/decrease in the discount rate results in decrease/increase in fair value by 5.0%/5.0%
Derivative financial assets in relation to the Agreements
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique	MCS	MCS
Significant Unobservable input	Volatility of Underlying Assets	Volatility of Underlying Assets
Range	49.78%	35.95%
Sensitivity of Value to the input	5% increase/decrease in volatility results in increase/decrease in fair value by 0.1%/0.1%	5% increase/decrease in volatility results in increase/decrease in fair value by 0.06%
Bottom of range [member] | Movie income right investments
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range	10.40%
Top of range [member] | Movie income right investments
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Range	12.59%
Average PE multiple of peers [Member] | Unlisted Equity Investment Investment F
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Valuation Technique		Multiple/EVA
Significant Unobservable input		Average P/E multiple of peers
Range		61.29%
Sensitivity of Value to the input		5% increase/decrease in P/E multiple results in increase/decrease in fair value by 5.0%/5.0%
Discount Rate [Member] | Derivative financial liability
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Discount rate
Range		12.52%
Sensitivity of Value to the input		5% increase/decrease in discount rate results in decrease/increase in fair value by 0.70%/0.71%
Median Forward PE Multiple Of Peers [Member] | Unlisted Equity Investment Investment D
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Median Forward P/E multiple of peers
Range		2.10%
Sensitivity of Value to the input		5% increase/decrease in P/E multiple results in increase/decrease in fair value by 0%/1.9%
Median Forward PE Multiple Of Peers [Member] | Unlisted Equity Investment Investment E
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Median Forward P/E multiple of peers
Range		18.97%
Sensitivity of Value to the input		5% increase/decrease in P/E multiple results in increase/decrease in fair value by 4.2%/4.3%
Discount of lack of marketability [Member] | Unlisted Equity Investment Investment F
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant Unobservable input		Discount of lack of marketability
Range		45.00%
Sensitivity of Value to the input		5% increase/decrease in discount of lack of marketability results in decrease/increase in fair value by 4.1%/4.1%